Bank and other borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Short-Term Debt [Abstract]
Schedule of Components of Bank and Other Borrowings

Components of bank and other borrowings are as follows as of March 31:

	2025	2026	2026
	HK$	HK$	US$
The Bank of East Asia Limited (a)	8,130,873	7,214,709	920,243
A licensed money lender in Hong Kong (b)	—	8,380,000	1,068,878
Total	8,130,873	15,594,709	1,989,121
Less: bank and other borrowings – current	(913,024)	(9,327,709)	(1,189,759)
Bank and other borrowings – non-current	7,217,849	6,267,000	799,362

(a)

Bank loan

On March 16, 2023, CTRL Media borrowed a non-revolving term loan of HK$9.0 million (US$1.1 million) as working capital for ten years at an annual interest rate of 3.4% which is 2.5% below the prime lending rate for Hong Kong under the loan agreement with The Bank of East Asia signed on March 7, 2023. According to the repayment schedule, the principal amount is repayable by 120 unequal monthly instalments and started to repay on March 16, 2023. All amounts (including any remaining balance of principal, accrued interest and any other sums) outstanding on March 16, 2033 shall be fully repaid on that day. The loan was secured by 1) personal guarantees of Mr. Shum Tsz Chung and 2) the SME Financing Guarantee Scheme operated by HKMC Insurance Limited.

Interest expenses pertaining to the above bank loan for the years ended March 31, 2026 and 2025 amounted to HK$224,460 (US$28,630) and HK$294,642 respectively. The weighted average annual interest rate for the years ended 31 March 31, 2026 and 2025 was 2.94% and 3.45%, respectively.

(b)

Other borrowing from a licensed money lender in Hong Kong

On September 15, 2025, the Company’s wholly-owned subsidiary, CTRL Solutions, entered into a short-term loan agreement with an independent third-party licensed money lender providing for a loan facility of up to US$2,000,000. The loan bore interest at a rate of 12% per annum upon the first drawdown date. Under the terms of the agreement, the outstanding principal and interest were initially due four months from the agreement date; however, the parties subsequently agreed to establish the final repayment date as July 31, 2026.

Interest expenses pertaining to the above other borrowing for the years ended March 31, 2026 amounted to HK$451,211 (US$57,553).

Maturities of the bank and other borrowings were as follows:

Schedule of Maturities of the Bank and Other Borrowings

Maturities of the bank and other borrowings were as follows:

	2025	2026	2026
	HK$	HK$	US$
For the year ended March 31,
2026	1,144,464	—	—
2027	1,144,464	10,298,632	1,313,601
2028	1,144,464	1,134,228	144,672
2029	1,144,464	1,134,228	144,672
2030	1,144,464	1,134,228	144,672
More than five years	3,433,355	3,402,684	434,016
Total Bank borrowing – non-current	9,155,675	17,104,000	2,181,633
Less: Imputed interest	(1,024,802)	(1,509,291)	(192,512)
Total	8,130,873	15,594,709	1,989,121